Finance debt (Details 6) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Available (Lines of Credit)	$ 7,050
Balance	7,050
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Available (Lines of Credit)	1,139
Balance	$ 1,139
Syndicate Of Banks [Member] | Foreign countries [member] | Petrobras Global Trading B V [Member]
IfrsStatementLineItems [Line Items]
Date	12/16/2021
Maturity	11/16/2026
Available (Lines of Credit)	$ 5,000
Balance	$ 5,000
Syndicate Of Banks Two [Member] | Foreign countries [member] | Petrobras Global Trading B V [Member]
IfrsStatementLineItems [Line Items]
Date	3/27/2019
Maturity	2/27/2026
Available (Lines of Credit)	$ 2,050
Balance	$ 2,050
Banco Do Brasil [Member] | Country Of Brazil [Member] | Petroleo Brasileiro Sa [Member]
IfrsStatementLineItems [Line Items]
Date	3/23/2018
Maturity	9/26/2026
Available (Lines of Credit)	$ 360
Balance	$ 360
Bradesco [Member] | Country Of Brazil [Member] | Petroleo Brasileiro Sa [Member]
IfrsStatementLineItems [Line Items]
Date	10/4/2018
Maturity	10/4/2029
Available (Lines of Credit)	$ 720
Balance	$ 720
Caixa Economica Federal [Member] | Country Of Brazil [Member] | Petroleo Brasileiro Sa [Member]
IfrsStatementLineItems [Line Items]
Date	11/23/2010
Available (Lines of Credit)	$ 59
Balance	$ 59